Payden Mutual Funds
1
Payden Global Fixed Income Fund
Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (92%)
Australia (AUD) (1%
)
1,950,000 Australia Government Bond Series 145 , 2.75% ,
6/21/35 (a) (b) $ 1,102
Australia (USD) (1%
)
850,000 Macquarie Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700% ) , 3.05% , 3/03/36 (c) (d) 754
Austria (EUR) (0%
)
390,000 Republic of Austria Government Bond 144A ,
3.15% , 6/20/44 (a) (b) (c) 426
Belgium (EUR) (0%
)
400,000 KBC Group NV , ( 3 mo. EURIBOR + 1.300% ) ,
4.25% , 11/28/29 (a) (b) (d) 478
200,000 Kingdom of Belgium Government Bond Series
75 144A , 1.00% , 6/22/31 (a) (b) (c) 207
410,000 Kingdom of Belgium Government Bond Series
78 144A , 1.60% , 6/22/47 (a) (b) (c) 313
998
Bermuda (USD) (0%
)
200,000 Bermuda Government International Bond
144A , 3.38% , 8/20/50 (c) (e) 135
Brazil (BRL) (1%
)
9,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/31 (b) 1,390
Canada (CAD) (2%
)
1,680,000 Canadian Government Bond , 3.50% ,
12/01/45 (b) 1,181
1,100,000 Canadian Government Bond , 5.00% ,
6/01/37 (b) 906
775,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
4.94% , 1/25/52 (b) (c) 549
2,636
Canada (USD) (1%
)
350,000 Aris Mining Corp. 144A , 8.00% , 10/31/29 (c) 360
575,000 TELUS Corp. , 3.40% , 5/13/32 524
325,000 Toronto-Dominion Bank , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075% ) , 8.13% , 10/31/82 (d) 343
200,000 Windfall Mining Group Inc./Groupe Minier
Windfall Inc. 144A , 5.85% , 5/13/32 (c) 205
1,432
Cayman Islands (USD) (3%
)
500,000 Apidos CLO XXXII 2019-32A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.800% ) , 6.13% , 1/20/33 (c) (d) 499
252,344 ARES LII CLO Ltd. 2019-52A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
0.880% ) , 5.21% , 4/22/31 (c) (d) 252
500,000 C&W Senior Finance Ltd. 144A , 9.00% ,
1/15/33 (c) 516
207,603 Chenango Park CLO Ltd. 2018-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.050% ) , 5.37% , 4/15/30 (c) (d) 207
Principal
or Shares Security Description
Value
(000)
250,000 FS Rialto 2021-FL3 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.614% ) , 6.95% ,
11/16/36 (c) (d) $ 251
1,350,000 HGI CRE CLO Ltd. 2021-FL2 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.914% ) , 6.25% , 9/17/36 (c) (d) 1,356
350,000 IHS Holding Ltd. 144A , 7.88% , 5/29/30 (c) 355
315,279 Symphony CLO XXIII Ltd. 2020-23A 144A ,
( 3 mo. Term Secured Overnight Financing Rate
+ 0.900% ) , 5.22% , 1/15/34 (c) (d) 315
400,000 Symphony CLO XXIV Ltd. 2020-24A 144A ,
( 3 mo. Term Secured Overnight Financing Rate
+ 1.912% ) , 6.23% , 1/23/32 (c) (d) 402
450,000 TRTX Issuer Ltd. 2021-FL4 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.514% ) , 6.86% , 3/15/38 (c) (d) 450
4,603
Chile (EUR) (1%
)
250,000 Chile Government International Bond , 3.80% ,
7/01/35 (b) 285
300,000 Chile Government International Bond , 4.13% ,
7/05/34 (b) 353
638
Czech Republic (CZK) (0%
)
3,600,000 Czech Republic Government Bond Series 125 ,
1.50% , 4/24/40 (b) 111
Denmark (DKK) (0%
)
650,000 Denmark Government Bond Series 31Y , 4.50% ,
11/15/39 (b) 120
Finland (EUR) (0%
)
170,000 Finland Government Bond Series 16Y 144A ,
2.75% , 7/04/28 (a) (b) (c) 197
France (EUR) (3%
)
1,100,000 French Republic Government Bond OAT Series
OAT 144A , 0.50% , 6/25/44 (a) (b) (c) 698
1,550,000 French Republic Government Bond OAT Series
OAT 144A , 1.25% , 5/25/36 (a) (b) (c) 1,422
1,200,000 French Republic Government Bond OAT Series
OAT 144A , 2.50% , 5/25/30 (a) (b) (c) 1,363
300,000 Opal Bidco SAS 144A , 5.50% , 3/31/32 (b) (c) 353
400,000 Praemia Healthcare SACA , 1.38% ,
9/17/30 (a) (b) 415
4,251
France (USD) (0%
)
550,000 Credit Agricole SA 144A , 5.51% , 7/05/33 (c) 573
Germany (EUR) (0%
)
500,000 Deutsche Bank AG , ( 3 mo. EURIBOR +
2.950% ) , 5.00% , 9/05/30 (a) (b) (d) 611
Greece (EUR) (0%
)
300,000 Alpha Bank SA , ( 1Year Euribor Swap Rate +
2.432% ) , 5.00% , 5/12/30 (a) (b) (d) 367
Guatemala (USD) (0%
)
300,000 Guatemala Government Bond 144A , 6.55% ,
2/06/37 (c) 307

Principal
or Shares Security Description
Value
(000)
Hungary (USD) (1%
)
600,000 Hungary Government International Bond
144A , 5.38% , 9/26/30 (c) $ 608
Indonesia (IDR) (2%
)
4,440,000,000 Indonesia Treasury Bond Series FR87 , 6.50% ,
2/15/31 (b) 272
32,000,000,000 Indonesia Treasury Bond Series FR72 , 8.25% ,
5/15/36 (b) 2,175
2,447
Indonesia (USD) (0%
)
345,555 Sorik Marapi Geothermal Power PT 144A ,
7.75% , 8/05/31 (c) 350
Ireland (EUR) (5%
)
300,000 Bain Capital Euro CLO DAC 2024-1X ,
( 3 mo. EURIBOR + 2.250% ) , 4.19% ,
4/24/38 (a) (b) (d) 343
325,000 Bank of Ireland Group PLC , ( 5 yr. Euro Swap +
6.434% ) , 6.00% (a) (b) (d) (f) 373
300,000 Contego CLO X DAC 10X , ( 3 mo. EURIBOR
+ 2.150% ) , 4.29% , 5/15/38 (a) (b) (d) 343
250,000 Ireland Government Bond , 1.10% ,
5/15/29 (a) (b) 274
300,000 Jubilee CLO DAC 2019-23A 144A ,
( 3 mo. EURIBOR + 3.500% ) , 5.53% ,
7/15/37 (b) (c) (d) 341
216,008 Last Mile Logistics Pan Euro Finance DAC 1A
144A , ( 3 mo. EURIBOR + 1.900% ) , 4.03% ,
8/17/33 (b) (c) (d) 246
903,308 Last Mile Logistics Pan Euro Finance DAC
1X , ( 3 mo. EURIBOR + 2.700% ) , 4.83% ,
8/17/33 (a) (b) (d) 1,031
239,951 Last Mile Securities PE DAC 2021-1A
144A , ( 3 mo. EURIBOR + 2.350% ) , 4.48% ,
8/17/31 (b) (c) (d) 274
300,000 Palmer Square European Loan Funding DAC
2024-1A 144A , ( 3 mo. EURIBOR + 1.700% ) ,
3.84% , 8/15/33 (b) (c) (d) 342
400,000 Palmer Square European Loan Funding DAC
2024-3X , ( 3 mo. EURIBOR + 1.850% ) ,
3.99% , 5/15/34 (a) (b) (d) 458
250,000 Permanent TSB Group Holdings PLC , ( ICE
1Year Euribor Swap Fix + 3.500% ) , 6.63% ,
4/25/28 (a) (b) (d) 305
275,000 Permanent TSB Group Holdings PLC , ( 5 yr.
Euro Swap + 10.546% ) , 13.25% (a) (b) (d) (f) 373
750,000 Sculptor European CLO V DAC 5A 144A ,
( 3 mo. EURIBOR + 1.750% ) , 3.75% ,
1/14/32 (b) (c) (d) 856
420,000 Sona Fios CLO I DAC 1A 144A , ( 3
mo. EURIBOR + 2.500% ) , 4.53% ,
7/15/36 (b) (c) (d) 479
500,000 Texas Debt Capital Euro CLO DAC 2024-1A
144A , ( 3 mo. EURIBOR + 2.550% ) , 4.59% ,
7/16/38 (b) (c) (d) 574
6,612
Ireland (GBP) (0%
)
375,000 Flutter Treasury DAC , 6.13% , 6/04/31 (a) (b) 498
200,000 UK Logistics DAC 2024-1A 144A , ( Sterling
Overnight Index Average + 1.650% ) , 5.89% ,
5/17/34 (b) (c) (d) 265
763
Principal
or Shares Security Description
Value
(000)
Ireland (USD) (0%
)
400,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.30% , 1/30/32 $ 362
Italy (EUR) (3%
)
250,000 Bubbles Bidco SpA 144A , 6.50% ,
9/30/31 (b) (c) 295
300,000 doValue SpA 144A , 7.00% , 2/28/30 (b) (c) 367
1,960,000 Italy Buoni Poliennali Del Tesoro Series 10Y
144A , 0.60% , 8/01/31 (a) (b) (c) 1,960
300,000 Italy Buoni Poliennali Del Tesoro Series 10Y ,
2.50% , 12/01/32 (a) (b) 329
600,000 Italy Buoni Poliennali Del Tesoro Series 15Y
144A , 3.85% , 10/01/40 (a) (b) (c) 681
250,000 Italy Buoni Poliennali Del Tesoro Series 30Y
144A , 4.30% , 10/01/54 (a) (b) (c) 284
3,916
Italy (USD) (1%
)
650,000 Intesa Sanpaolo SpA 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900% ) , 7.78% , 6/20/54 (c) (d) 743
Ivory Coast (EUR) (0%
)
450,000 Ivory Coast Government International Bond ,
4.88% , 1/30/32 (a) (b) 476
Japan (JPY) (6%
)
230,000,000 Japan Government Five Year Bond Series 178 ,
1.00% , 3/20/30 (b) 1,521
525,000,000 Japan Government Ten Year Bond Series 376 ,
0.90% , 9/20/34 (b) 3,312
265,000,000 Japan Government Thirty Year Bond Series 58 ,
0.80% , 3/20/48 (b) 1,194
213,200,000 Japan Government Thirty Year Bond Series 49 ,
1.40% , 12/20/45 (b) 1,152
180,000,000 Japan Government Thirty Year Bond Series 31 ,
2.20% , 9/20/39 (b) 1,214
10,000,000 Japan Government Thirty Year Bond Series 30 ,
2.30% , 3/20/39 (b) 69
115,000,000 Japan Government Thirty Year Bond Series 85 ,
2.30% , 12/20/54 (b) 654
9,116
Jersey (EUR) (0%
)
450,000 Heathrow Funding Ltd. , 1.13% , 10/08/30 (a) (b) 468
Jersey (GBP) (1%
)
350,000 Kane Bidco Ltd. 144A , 7.75% , 7/15/31 (b) (c) 472
200,000 Waga Bondco Ltd. 144A , 8.50% , 6/15/30 (b) (c) 258
730
Jersey (USD) (1%
)
600,000 Dryden CLO Ltd. 2022-113A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.250% ) , 5.57% , 10/15/37 (c) (d) 601
250,000 Juniper Valley Park CLO Ltd. 2023-1A 144A ,
( 3 mo. Term Secured Overnight Financing Rate
+ 1.250% ) , 5.58% , 7/20/36 (c) (d) 250
851
Luxembourg (EUR) (0%
)
420,000 Harvest CLO XVI DAC 16A 144A ,
( 3 mo. EURIBOR + 1.300% ) , 3.33% ,
10/15/31 (b) (c) (d) 479
375,000 P3 Group Sarl , 4.00% , 4/19/32 (a) (b) 432
911

Payden Global Fixed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
Luxembourg (USD) (1%
)
400,000 Eagle Funding Luxco Sarl 144A , 5.50% ,
8/17/30 (c) $ 402
300,000 Greensaif Pipelines Bidco Sarl 144A , 5.85% ,
2/23/36 (c) 308
300,000 OHI Group SA 144A , 13.00% , 7/22/29 (c) 317
300,000 Saavi Energia Sarl 144A , 8.88% , 2/10/35 (c) 312
1,339
Malaysia (MYR) (1%
)
1,700,000 Malaysia Government Bond Series 0307 ,
3.50% , 5/31/27 (b) 402
1,300,000 Malaysia Government Bond Series 0222 ,
4.70% , 10/15/42 (b) 341
743
Mexico (MXN) (1%
)
11,660,000 Mexican Bonos Series M , 5.75% , 3/05/26 (b) 609
7,760,000 Mexican Bonos Series M , 8.50% , 5/31/29 (b) 410
1,019
Mexico (USD) (1%
)
250,000 BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA Mexico
144A , 5.25% , 9/10/29 (c) 255
198,101 FIEMEX Energia-Banco Actinver SA
Institucion de Banca Multiple 144A , 7.25% ,
1/31/41 (c) 203
450,000 Petroleos Mexicanos , 6.70% , 2/16/32 429
887
Morocco (USD) (0%
)
250,000 OCP SA 144A , 6.10% , 4/30/30 (c) 255
Netherlands (EUR) (2%
)
300,000 ABN AMRO Bank NV , ( 5 yr. Euro Swap +
4.239% ) , 6.88% (a) (b) (d) (f) 372
450,000 Enel Finance International NV , 3.88% ,
3/09/29 (a) (b) 535
500,000 JAB Holdings BV , 5.00% , 6/12/33 (a) (b) 612
530,000 Netherlands Government Bond 144A , 4.00% ,
1/15/37 (a) (b) (c) 666
525,000 Sagax Euro Mtn NL BV , 0.75% , 1/26/28 (a) (b) 571
2,756
Netherlands (USD) (0%
)
200,000 Braskem Netherlands Finance BV 144A ,
8.00% , 10/15/34 (c) 142
New Zealand (USD) (0%
)
550,000 ASB Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250% ) , 5.28% , 6/17/32 (c) (d) 552
Norway (USD) (0%
)
350,000 Var Energi ASA 144A , 7.50% , 1/15/28 (c) 371
Paraguay (USD) (0%
)
172,000 Paraguay Government International Bond
144A , 4.70% , 3/27/27 (c) 172
Peru (PEN) (1%
)
7,100,000 Peru Government Bond , 5.35% , 8/12/40 (b) 1,691
Peru (USD) (0%
)
250,000 Cia de Minas Buenaventura SAA 144A , 6.80% ,
2/04/32 (c) 256
Principal
or Shares Security Description
Value
(000)
Poland (PLN) (0%
)
410,000 Republic of Poland Government Bond Series
1029 , 2.75% , 10/25/29 (b) $ 101
Poland (USD) (0%
)
450,000 ORLEN SA 144A , 6.00% , 1/30/35 (c) 463
Portugal (EUR) (0%
)
300,000 Portugal Obrigacoes do Tesouro OT Series 10Y
144A , 3.00% , 6/15/35 (a) (b) (c) 340
Romania (EUR) (0%
)
150,000 Romanian Government International Bond
144A , 6.63% , 9/27/29 (b) (c) 187
Romania (USD) (0%
)
300,000 Romanian Government International Bond
144A , 5.75% , 9/16/30 (c) 302
Singapore (SGD) (0%
)
280,000 Singapore Government Bond , 3.50% ,
3/01/27 (b) 222
South Africa (USD) (0%
)
200,000 Republic of South Africa Government
International Bond Series 10Y , 4.85% , 9/30/29 193
250,000 Republic of South Africa Government
International Bond Series 12Y , 5.88% , 6/22/30 249
442
Spain (EUR) (2%
)
500,000 Banco de Sabadell SA , ( 1Year Euribor Swap
Rate + 2.400% ) , 5.25% , 2/07/29 (a) (b) (d) 606
200,000 CaixaBank SA , ( 5 yr. Euro Swap + 3.857% ) ,
3.63% (a) (b) (d) (f) 219
500,000 CaixaBank SA , ( 3 mo. EURIBOR + 1.650% ) ,
5.00% , 7/19/29 (a) (b) (d) 607
200,000 International Consolidated Airlines Group SA ,
3.75% , 3/25/29 (a) (b) 235
50,000 Spain Government Bond 144A , 1.25% ,
10/31/30 (a) (b) (c) 53
960,000 Spain Government Bond 144A , 2.90% ,
10/31/46 (a) (b) (c) 948
2,668
Spain (USD) (0%
)
600,000 Banco Santander SA , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900% ) , 1.72% , 9/14/27 (d) 581
Sri Lanka (USD) (0%
)
36,256 Sri Lanka Government International Bond
144A , 3.10% , 1/15/30 (c) 33
71,116 Sri Lanka Government International Bond
144A , 3.35% , 3/15/33 (c) 58
48,020 Sri Lanka Government International Bond
144A , 3.60% , 6/15/35 (c) 34
33,327 Sri Lanka Government International Bond
144A , 3.60% , 5/15/36 (c) 28
66,682 Sri Lanka Government International Bond
144A , 3.60% , 2/15/38 (c) 56
37,824 Sri Lanka Government International Bond
144A , 4.00% , 4/15/28 (c) 36
245
Sweden (SEK) (0%
)
2,900,000 Sweden Government Bond Series 1059 , 1.00% ,
11/12/26 (a) (b) 293

Principal
or Shares Security Description
Value
(000)
Switzerland (CHF) (1%
)
1,050,000 Swiss Confederation Government Bond , 0.50% ,
5/27/30 (a) (b) $ 1,320
Switzerland (USD) (0%
)
450,000 UBS Group AG 144A , ( 5-Year U.S.
Dollar SOFR ICE Swap Rate + 3.179% ) ,
7.13% (c) (d) (f) 457
Thailand (THB) (0%
)
16,300,000 Thailand Government Bond , 1.59% ,
12/17/35 (b) 504
Turkey (USD) (0%
)
300,000 Limak Cimento Sanayi ve Ticaret AS 144A ,
9.75% , 7/25/29 (c) 306
United Arab Emirates (EUR) (0%
)
300,000 Finance Department Government of Sharjah
144A , 4.63% , 1/17/31 (b) (c) 348
United Kingdom (EUR) (1%
)
200,000 Amber Finco PLC 144A , 6.63% , 7/15/29 (b) (c) 242
375,000 Tesco Corporate Treasury Services PLC , 3.38% ,
5/06/32 (a) (b) 429
671
United Kingdom (GBP) (4%
)
300,000 Boparan Finance PLC 144A , 9.38% ,
11/07/29 (b) (c) 416
250,000 Edge Finco PLC 144A , 8.13% , 8/15/31 (b) (c) 351
300,000 Galaxy Bidco Ltd. 144A , 8.13% ,
12/19/29 (b) (c) 414
325,000 Kier Group PLC , 9.00% , 2/15/29 (a) (b) 457
350,000 Motability Operations Group PLC , 2.38% ,
3/14/32 (a) (b) 393
200,000 NatWest Group PLC , ( 5 yr. UK Government
Bonds Note Generic Bid Yield + 3.294% ) ,
7.50% (b) (d) (f) 266
100,000 United Kingdom Gilt , 0.38% , 10/22/30 (a) (b) 110
1,500,000 United Kingdom Gilt , 3.75% , 7/22/52 (a) (b) 1,532
400,000 United Kingdom Gilt , 4.25% , 9/07/39 (a) (b) 491
4,430
United Kingdom (USD) (0%
)
200,000 Azule Energy Finance PLC 144A , 8.13% ,
1/23/30 (c) 202
United States (EUR) (6%
)
750,000 Bank of America Corp. , ( 3 mo. EURIBOR +
0.910% ) , 1.38% , 5/09/30 (a) (b) (d) 812
150,000 Beach Acquisition Bidco LLC 144A , 5.25% ,
7/15/32 (b) (c) 174
350,000 Booking Holdings Inc. , 4.13% , 5/12/33 (b) 420
450,000 Boots Group Finco LP 144A , 5.38% ,
8/31/32 (b) (c) 526
950,000 Citigroup Inc. , ( 3 mo. EURIBOR + 1.611% ) ,
4.30% , 7/23/36 (b) (d) 1,099
450,000 Coca-Cola Co. , 3.75% , 8/15/53 (b) 488
450,000 Duke Energy Corp. , 3.75% , 4/01/31 (b) 524
400,000 Equinix Europe 2 Financing Corp. LLC , 3.25% ,
5/19/29 (b) 461
400,000 Ford Motor Credit Co. LLC , 4.07% , 8/21/30 (b) 458
450,000 General Mills Inc. , 3.60% , 4/17/32 (b) 519
450,000 Molson Coors Beverage Co. , 3.80% , 6/15/32 (b) 525
700,000 Morgan Stanley , ( 3 mo. EURIBOR + 0.833% ) ,
1.10% , 4/29/33 (b) (d) 692
400,000 PepsiCo Inc. , 4.05% , 7/28/55 (b) 456
Principal
or Shares Security Description
Value
(000)
550,000 Prologis Euro Finance LLC , 4.00% , 5/05/34 (b) $ 647
400,000 Southern Co. , ( 5 yr. Euro Swap + 2.108% ) ,
1.88% , 9/15/81 (b) (d) 442
8,243
United States (USD) (38%
)
400,000 Ally Financial Inc. B , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868% ) , 4.70% (d) (f) 390
410,000 Ally Financial Inc. , ( U.S. Secured Overnight
Financing Rate + 2.820% ) , 6.85% , 1/03/30 (d) 432
500,000 American Homes 4 Rent LP , 2.38% , 7/15/31 435
390,000 American National Group Inc. , 5.00% , 6/15/27 391
420,000 American Tower Corp. , 5.50% , 3/15/28 430
850,000 American Tower Trust 144A , 5.49% ,
3/15/28 (c) 862
247,000 Arbys Funding LLC 2020-1A 144A , 3.24% ,
7/30/50 (c) 236
400,000 Athene Holding Ltd. , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.607% ) , 6.63% , 10/15/54 (d) 395
575,000 Blackstone Secured Lending Fund , 2.75% ,
9/16/26 561
425,000 Boeing Co. , 2.20% , 2/04/26 419
600,000 Boeing Co. , 6.53% , 5/01/34 653
282,086 BRAVO Residential Funding Trust 2024-
NQM7 144A , 5.55% , 10/27/64 (c) 282
350,000 Bread Financial Holdings Inc. 144A , 9.75% ,
3/15/29 (c) 376
471,715 BX Trust 2024-CNYN 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.442% ) ,
5.78% , 4/15/41 (c) (d) 474
2,206,378 Cantor Commercial Real Estate Lending 2019-
CF1 , 1.11% , 5/15/52 (g) 65
264,266 CARS-DB4 LP 2020-1A 144A , 3.25% ,
2/15/50 (c) 243
220,000 Centene Corp. , 4.25% , 12/15/27 214
605,548 Colt Mortgage Loan Trust 2025-1 144A ,
5.70% , 1/25/70 (c) 606
278,896 Connecticut Avenue Securities Trust 2024-
R04 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000% ) , 5.35% ,
5/25/44 (c) (d) 279
158,628 Connecticut Avenue Securities Trust 2024-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100% ) , 5.45% ,
2/25/44 (c) (d) 159
224,092 Connecticut Avenue Securities Trust 2024-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150% ) , 5.50% ,
3/25/44 (c) (d) 224
250,000 CoreWeave Inc. 144A , 9.00% , 2/01/31 (c) 249
232,549 Cross Mortgage Trust 2024-H8 144A , 5.55% ,
12/25/69 (c) (g) 233
176,042 Cross Mortgage Trust 2024-H7 144A , 5.59% ,
11/25/69 (c) (g) 176
500,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A , 4.50% , 5/20/49 (c) 486
410,000 DTE Energy Co. , 5.85% , 6/01/34 (e) 429
550,000 Energy Transfer LP , 5.75% , 2/15/33 570
435,000 Evergy Inc. , 2.90% , 9/15/29 407
480,000 Extra Space Storage LP , 2.20% , 10/15/30 426

Payden Global Fixed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
197,731 Fannie Mae Connecticut Avenue Securities
2016-C07 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 9.614% ) , 13.96% ,
5/25/29 (d) $ 214
490,285 Fannie Mae Connecticut Avenue Securities
2016-C04 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364% ) ,
14.71% , 1/25/29 (d) 528
493,436 Fannie Mae Connecticut Avenue Securities
2016-C05 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 10.864% ) ,
15.21% , 1/25/29 (d) 533
338,174 Fannie Mae-Aces 2018-M13 , 3.74% ,
9/25/30 (g) 329
609,199 FN BM2007 30YR , 4.00% , 9/01/48 572
555,607 FN BP6626 30YR , 2.00% , 8/01/50 438
647,695 FN CB2759 30YR , 3.00% , 2/01/52 556
433,413 FN CB3258 30YR , 3.50% , 4/01/52 391
590,136 FN CB4127 30YR , 4.50% , 7/01/52 561
463,919 FN CB5106 30YR , 5.00% , 11/01/52 456
686,060 FN CB5113 30YR , 5.50% , 11/01/52 686
721,237 FN CB6689 30YR , 5.50% , 7/01/53 720
431,576 FN CB7991 30YR , 5.50% , 2/01/54 431
651,232 FN CB8021 30YR , 6.50% , 2/01/54 679
842,943 FN CB9019 30YR , 6.00% , 8/01/54 857
776,442 FN FM3162 30YR , 3.00% , 11/01/46 694
1,247,111 FN FM7194 30YR , 2.50% , 3/01/51 1,040
957,069 FN FM9195 30YR , 2.50% , 10/01/51 795
569,765 FN FS0007 30YR , 3.00% , 8/01/50 491
591,601 FN FS3111 30YR , 5.00% , 9/01/52 581
605,314 FN FS6939 30YR , 3.50% , 8/01/48 560
312,951 FN MA4413 30YR , 2.00% , 9/01/51 246
1,088,455 FR RA3728 30YR , 2.00% , 10/01/50 864
326,097 FR RA7778 30YR , 4.50% , 8/01/52 310
408,273 FR RA7790 30YR , 5.00% , 8/01/52 400
468,483 FR SB8509 15YR , 2.00% , 1/01/36 428
477,715 FR SD0729 30YR , 2.00% , 10/01/51 378
855,085 FR SD1035 30YR , 4.00% , 5/01/52 789
647,237 FR SD5641 30YR , 5.50% , 6/01/53 650
947,960 FR ZA4718 30YR , 3.00% , 10/01/46 837
701,887 FR ZT0534 30YR , 3.50% , 12/01/47 643
800,000 Freddie Mac STACR REMIC Trust 2021-
DNA6 144A , ( U.S. Secured Overnight
Financing Rate Index 30day Average +
3.400% ) , 7.75% , 10/25/41 (c) (d) 822
353,054 G2 MA3663 30YR , 3.50% , 5/20/46 325
394,250 G2 MA4195 30YR , 3.00% , 1/20/47 350
615,433 G2 MA5265 30YR , 4.50% , 6/20/48 596
944,070 G2 MA6930 30YR , 2.00% , 10/20/50 763
851,875 G2 MA7472 30YR , 2.50% , 7/20/51 717
218,615 G2 MA7766 30YR , 2.00% , 12/20/51 177
575,000 GLP Capital LP/GLP Financing II Inc. , 4.00% ,
1/15/31 543
450,000 HCA Inc. , 4.13% , 6/15/29 441
425,000 Hyundai Capital America 144A , 1.80% ,
1/10/28 (c) 398
685,000 Invitation Homes Operating Partnership LP ,
4.15% , 4/15/32 650
350,000 Invitation Homes Operating Partnership LP ,
4.88% , 2/01/35 338
350,000 ITC Holdings Corp. 144A , 2.95% , 5/14/30 (c) 324
650,000 Mars Inc. 144A , 5.20% , 3/01/35 (c) 654
210,000 Moss Creek Resources Holdings Inc. 144A ,
8.25% , 9/01/31 (c) 205
Principal
or Shares Security Description
Value
(000)
470,000 Nationwide Mutual Insurance Co. 144A ,
9.38% , 8/15/39 (c) $ 621
245,948 OBX Trust 2024-NQM14 144A , 4.94% ,
9/25/64 (c) 244
390,773 OBX Trust 2024-NQM13 144A , 5.12% ,
6/25/64 (c) 389
252,492 OBX Trust 2024-NQM15 144A , 5.32% ,
10/25/64 (c) 251
213,596 OBX Trust 2024-NQM18 144A , 5.41% ,
10/25/64 (c) (g) 213
402,513 OBX Trust 2024-NQM12 144A , 5.48% ,
7/25/64 (c) 402
248,287 OBX Trust 2024-NQM16 144A , 5.53% ,
10/25/64 (c) 248
457,174 OBX Trust 2025-NQM1 144A , 5.55% ,
12/25/64 (c) (g) 458
224,879 OBX Trust 2024-NQM17 144A , 5.61% ,
11/25/64 (c) (g) 225
600,000 Oracle Corp. , 4.20% , 9/27/29 593
63,000 Pacific Life Insurance Co. 144A , 9.25% ,
6/15/39 (c) 85
210,000 PBF Holding Co. LLC/PBF Finance Corp.
144A , 9.88% , 3/15/30 (c) (e) 208
200,000 PennyMac Financial Services Inc. 144A , 6.88% ,
5/15/32 (c) 204
430,000 Penske Truck Leasing Co. LP/PTL Finance
Corp. 144A , 5.25% , 7/01/29 (c) 439
600,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63% , 11/15/31 523
283,500 Planet Fitness Master Issuer LLC 2019-1A
144A , 3.86% , 12/05/49 (c) 270
450,000 RCKT Mortgage Trust 2025-CES7 144A ,
5.38% , 7/25/55 (c) 451
197,755 RCKT Mortgage Trust 2025-CES6 144A ,
5.47% , 6/25/55 (c) 198
342,399 RCKT Mortgage Trust 2025-CES5 144A ,
5.69% , 5/25/55 (c) 345
336,925 Santander Drive Auto Receivables Trust 2024-
S1 144A , 6.53% , 3/16/29 (c) 337
450,000 Simon Property Group LP , 4.75% , 9/26/34 438
400,000 South Bow USA Infrastructure Holdings LLC
144A , 5.58% , 10/01/34 (c) 395
475,000 Stellantis Finance U.S. Inc. 144A , 2.69% ,
9/15/31 (c) 401
496,875 Store Master Funding I-VII XIV XIX
XX XXIV XXII 2024-1A 144A , 5.70% ,
5/20/54 (c) 507
250,000 Sunoco LP 144A , 6.25% , 7/01/33 (c) 253
141,667 TierPoint Issuer LLC 2023-1A 144A , 6.00% ,
6/25/53 (c) 142
800,000 U.S. Treasury Bill , 4.10% , 2/19/26 (h) 782
2,110,000 U.S. Treasury Bond , 2.25% , 8/15/46 (i) (j) 1,367
40,000 U.S. Treasury Bond , 4.25% , 8/15/54 36
2,100,000 U.S. Treasury Note , 4.13% , 3/31/32 2,101
960,000 U.S. Treasury Note , 4.25% , 5/15/35 951
250,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A ,
8.87% , 5/15/54 (c) 260
600,000 Venture Global LNG Inc. 144A , 8.13% ,
6/01/28 (c) 622
350,000 Venture Global Plaquemines LNG LLC 144A ,
6.50% , 1/15/34 (c) 360
217,968 Verus Securitization Trust 2024-8 144A ,
5.36% , 10/25/69 (c) (g) 218

Hyv
Principal
or Shares Security Description
Value
(000)
324,621 Verus Securitization Trust 2024-9 144A ,
5.44% , 11/25/69 (c) (g) $ 324
702,508 Verus Securitization Trust 2025-1 144A ,
5.62% , 1/25/70 (c) (g) 705
420,000 Vistra Operations Co. LLC 144A , 6.00% ,
4/15/34 (c) 436
500,000 VMware LLC , 2.20% , 8/15/31 433
800,000 Welltower OP LLC , 3.85% , 6/15/32 760
300,000 Western Midstream Operating LP , 6.15% ,
4/01/33 313
430,000 Williams Cos. Inc. , 4.80% , 11/15/29 434
55,004
Uzbekistan (EUR) (0%
)
350,000 Republic of Uzbekistan International Bond
144A , 5.10% , 2/25/29 (b) (c) 411
Total Bond
(Cost - $143,421) 136,927
Bank Loan(k) (0%
)
123,137 DirectV Financing LLC Term Loan NON-EXT
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 5.000% ) , 9.57% , 8/02/27 (Cost
- $ 123 ) 124
Investment Company (6%)
3,163,597 Payden Cash Reserves Money Market Fund * 3,164
146,720 Payden Emerging Market Corporate Bond
Fund, SI Class * 1,287
247,925 Payden Emerging Markets Local Bond Fund,
SI Class * 2,340
146,702 Payden Floating Rate Fund, SI Class * 1,419
Total Investment Company
(Cost - $8,208) 8,210
Principal
or Shares Security Description
Value
(000)
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $38) $ 2
Total Investments (Cost - $151,790)  (98%)
145,263
Other Assets, net of Liabilities ( 2% )
3,499
Net Assets (100%)
$ 148,762
* Affiliated investment.
(a) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(e) All or a portion of these securities are on loan. At July 31, 2025, the total market value of the Fund’s securities on loan is $351 and the total market value of the collateral held by the Fund is $369. Amounts in 000s.
(f) Perpetual security with no stated maturity date.
(g) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h) Yield to maturity at time of purchase.
(i) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(j) All or a portion of the security is pledged to cover futures contract margin requirements.
(k) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025. The stated maturity is subject to prepayments.
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield 44 Index), Receive upon
credit default Barclays Bank PLC $ 5,300 08/20/2025 $ 2 Put

Payden Global Fixed Income Fund
continued

Payden Mutual Funds
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 938
MYR  3,978 Barclays Bank PLC 08/27/2025 $ 4
USD 9,801
JPY  1,410,200 BNP PARIBAS 08/06/2025 443
USD 9,240
JPY  1,385,600 BNP PARIBAS 09/05/2025 14
USD 2,516
IDR  41,210,000 Citibank, N.A. 08/27/2025 13
USD 6,311
GBP  4,615 HSBC Bank USA, N.A. 08/06/2025 216
USD 1,116
GBP  820 HSBC Bank USA, N.A. 08/27/2025 33
USD 6,129
GBP  4,630 HSBC Bank USA, N.A. 09/05/2025 12
USD 745
COP  3,000,000 Morgan Stanley 08/27/2025 30
USD 1,176
AUD  1,798 Morgan Stanley 10/22/2025 19
USD 2,847
CAD  3,881 Morgan Stanley 10/22/2025 35
USD 1,402
CHF  1,101 Morgan Stanley 10/22/2025 32
USD 155
DKK  977 Morgan Stanley 10/22/2025 4
USD 329
SEK  3,110 Morgan Stanley 10/22/2025 9
USD 38,231
EUR  32,500 State Street Bank & Trust Co. 08/06/2025 1,127
USD 36,298
EUR  31,648 State Street Bank & Trust Co. 09/05/2025 95
USD 267
SGD  343 Wells Fargo Securities LLC 08/27/2025 2
2,088
Liabilities:
AUD 1,702 USD  1,117 HSBC Bank USA, N.A. 08/27/2025 (22)
BRL 5,015 USD  910 HSBC Bank USA, N.A. 08/27/2025 (21)
EUR 1,000 USD  1,178 HSBC Bank USA, N.A. 08/06/2025 (36)
EUR 953 USD  1,103 HSBC Bank USA, N.A. 08/27/2025 (14)
EUR 31,500 USD  36,058 State Street Bank & Trust Co. 08/06/2025 (96)
GBP 4,615 USD  6,107 HSBC Bank USA, N.A. 08/06/2025 (12)
JPY 1,410,200 USD  9,373 BNP PARIBAS 08/06/2025 (15)
JPY 155,500 USD  1,091 Morgan Stanley 08/27/2025 (56)
NOK 11,305 USD  1,119 HSBC Bank USA, N.A. 08/27/2025 (25)
PEN 2,380 USD  669 Barclays Bank PLC 08/27/2025 (7)
USD 562 THB  18,340 Barclays Bank PLC 08/27/2025 (1)
USD 121 CZK  2,660 BNP PARIBAS 08/27/2025 (3)
USD 124 PLN  471 BNP PARIBAS 08/27/2025 (1)
USD 874 BRL  5,056 HSBC Bank USA, N.A. 08/27/2025 (22)
USD 1,854 PEN  6,836 HSBC Bank USA, N.A. 08/27/2025 (47)
USD 1,106 MXN  21,600 Morgan Stanley 08/27/2025 (36)
(414)
Net Unrealized Appreciation (Depreciation)
$1,674
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bobl Future 1 Sep-25 $ 134 $ (1) $ (1)
EURO-BUXL 30Y BND SEP25 5 Sep-25 670 (16) (16)
Euro-Schatz Future 143 Sep-25 17,470 (60) (60)
Long Gilt Future 5 Sep-25 609 8 8
U.S. Long Bond Future 26 Sep-25 2,969 87 87
U.S. Treasury 2-Year Note Future 139 Sep-25 28,771 (29) (29)
U.S. Treasury 5-Year Note Future 82 Sep-25 8,870 11 11
U.S. Ultra Bond Future 22 Sep-25 2,581 72 72
a a
72

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Short Contracts:
Euro-Bund Future 23 Sep-25 $ (3,404) $ 19 $ 19
U.S. 10-Year Ultra Future 54 Sep-25 (6,106) (63) (63)
U.S. Treasury 10-Year Note Future 30 Sep-25 (3,332) (28) (28)
a a
(72)
Total Futures
$0
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year  Interest Rate Swap, Receive Fixed 2.010% Quarterly,
Pay Variable 1.620% (CNRR007) Quarterly 06/03/2029 CNY 10,000 $25 $– $25
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 2.510% (3M KWCDC) Quarterly 10/07/2029 KRW 1,584,200 (64) – (64)
10-Year Interest Rate Swap, Receive Fixed 1.740% Quarterly,
Pay Variable 1.570% (CNRR007) Quarterly 10/16/2029 CNY 13,200 14 – 14
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly,
Pay Variable 2.560% (3M KWCDC) Quarterly 09/23/2031 KRW 2,288,000 (72) – (72)
2-Year  Interest Rate Swap, Receive Fixed 9.150% 28 days,
Pay Variable 8.050% (MXIBTIIE) 28 days 11/19/2026 MXN 102,340 112 – 112
5-Year  Interest Rate Swap, Receive Fixed 1.618% Quarterly,
Pay Variable 1.637% (CNRR007) Quarterly 03/21/2030 CNY 4,500 2 – 2
5-Year  Interest Rate Swap, Receive Fixed 2.481% Quarterly,
Pay Variable 1.640% (CNRR007) Quarterly 09/22/2026 CNY 33,000 54 – 54
5-Year Interest Rate Swap, Receive Fixed 2.032% Quarterly,
Pay Variable 1.600% (CNRR007) Quarterly 04/25/2029 CNY 5,350 13 – 13
5-Year Interest Rate Swap, Receive Fixed 2.122% Quarterly,
Pay Variable 1.620% (CNRR007) Quarterly 02/02/2029 CNY 13,100 38 – 38
5-Year Interest Rate Swap, Receive Fixed 2.378% Quarterly,
Pay Variable 1.620% (CNRR007) Quarterly 07/24/2028 CNY 40,100 141 – 141
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly,
Pay Variable 1.600% (CNRR007) Quarterly 01/08/2026 CNY 38,600 29 – 29
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly,
Pay Variable 1.600% (CNRR007) Quarterly 09/16/2025 CNY 12,200 5 – 5
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly,
Pay Variable 1.630% (CNRR007) Quarterly 10/14/2025 CNY 10,000 4 – 4
5-Year Interest Rate Swap, Receive Fixed 2.823% Quarterly,
Pay Variable 1.630% (CNRR007) Quarterly 02/15/2028 CNY 35,900 176 – 176
$477 $– $477
Open OTC Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
5-Year Interest Rate Swap, Receive Fixed 1.452% Quarterly,
Pay Variable 1.750% (CNRR007) Quarterly 07/07/2030 CNY 17,970 $(14) $– $(14)
5-Year Interest Rate Swap, Receive Fixed 1.520% Quarterly,
Pay Variable 1.640% (CNRR007) Quarterly 01/27/2030 CNY 20,170 (4) – (4)
$(18) $– $(18)